Long Term Debt (Long-term Debt) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 13, 2016 CAD	Jun. 16, 2016 CAD	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Fair Market Value Adjustments to Debt		CAD 0		CAD 58,000,000
Debt issuance costs		(16,000,000)		(111,000,000)
Amount due within one year		(274,000,000)		(476,000,000)
Long Term Debt, Adjustments		(290,000,000)		(529,000,000)
Long-term Debt and Capital Lease Obligations		3,735,000,000		CAD 14,268,000,000
Emera Inc
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 2,366,000,000	CAD 715,000,000
Emera Inc | Bankers Acceptances, LIBOR Loans [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	CAD 30,000,000	CAD 240,000,000
Debt Instrument, Maturity Date	Dec. 31, 2020
Emera Inc | Unsecured fixed rate notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 725,000,000	CAD 475,000,000
Emera Inc | Unsecured fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%		3.50%
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Inc | Unsecured fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.85%		3.85%
Debt Instrument, Maturity Date	Dec. 31, 2024
Emera Inc | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					2.96%
Debt Instrument, Face Amount					CAD 250,000,000
Emera Inc | Fixed to floating subordinated notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	6.75%		6.75%
Long-term Debt, Gross	CAD 1,611,000,000	CAD 0
Debt Instrument, Maturity Date	Dec. 31, 2076
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 4,364,000,000	CAD 0
Emera US Finance LP [Member] | Unsecured senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.60%		3.60%
Long-term Debt, Gross	CAD 4,364,000,000	CAD 0
Emera US Finance LP [Member] | Unsecured senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera US Finance LP [Member] | Unsecured senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2046
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross	CAD 1,141,000,000	0
TECO Finance, Inc. [Member] | Unsecured Debt [Member] | Unsecured Notes, 4.00% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 336,000,000	0
TECO Finance, Inc. [Member] | Unsecured Debt [Member] | Unsecured Notes, 6.57% [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.86%		5.86%
Long-term Debt, Gross	CAD 805,000,000	0
TECO Finance, Inc. [Member] | Variable rate notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.86%		5.86%
Long-term Debt, Gross	CAD 805,000,000	0
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2017
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Tampa Electric Division [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 2,579,000,000	0
Tampa Electric Division [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0
Tampa Electric Division [Member] | Senior Notes [Member] | Unsecured Notes, Floating Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $			$ 86.0
Tampa Electric Division [Member] | Senior Notes [Member] | Senior Unsecured Note I [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $			51.6
Tampa Electric Division [Member] | Senior Notes [Member] | Senior Secured Notes I [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $			$ 75.0
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.90%		4.90%
Long-term Debt, Gross	CAD 2,579,000,000	0
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2045
Peoples Gas System Division [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 351,000,000	CAD 0
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.06%		5.06%
Long-term Debt, Gross	CAD 351,000,000	CAD 0
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2045
New Mexico Gas Company [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 363,000,000	0
New Mexico Gas Company [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		CAD 0
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.53%		4.53%
Long-term Debt, Gross	CAD 363,000,000	CAD 0
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2026
New Mexico Gas Incorporate [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 269,000,000	0
New Mexico Gas Incorporate [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		CAD 0
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.41%		3.41%
Long-term Debt, Gross	CAD 269,000,000	CAD 0
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2024
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 2,324,000,000	CAD 2,430,000,000
Nova Scotia Power Inc. [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	CAD 264,000,000	CAD 369,000,000
Debt Instrument, Maturity Date	Dec. 31, 2020
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.73%	5.73%	5.73%			5.73%
Long-term Debt, Gross	CAD 1,965,000,000	CAD 1,965,000,000
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2097
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Series F [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.75%		9.75%
Long-term Debt, Gross	CAD 95,000,000	CAD 95,000,000
Debt Instrument, Maturity Date	Dec. 31, 2019
Nova Scotia Power Inc. [Member] | Fixed rate debenture [Member]
Debt Instrument [Line Items]
Weighted average interest rate	9.75%	9.75%	9.75%			9.75%
Long-term Debt, Gross	CAD 95,000,000	CAD 95,000,000
Debt Instrument, Maturity Date	Dec. 31, 2019
Nova Scotia Power Inc. [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 0	1,000,000
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross | $			$ 380.0			$ 397.0
Emera Maine [Member] | LIBOR loans and demand loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 32,000,000	32,000,000
Emera Maine [Member] | General & Refunding Mortgage Bonds I [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.28%		4.28%
Long-term Debt, Gross	CAD 281,000,000	CAD 296,000,000
Debt Instrument, Face Amount | $			$ 20.0
Emera Maine [Member] | Loans Payable [Member] | LIBOR loans and demand loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Maine [Member] | LIBOR loans and demand loans [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross | $			$ 32.0			$ 32.0
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	9.74%	9.74%	9.74%			9.74%
Long-term Debt, Gross | $			$ 67.0			$ 69.0
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
Emera Maine [Member] | Unsecured senior fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.28%	4.31%	4.28%			4.31%
Long-term Debt, Gross | $			$ 281.0			$ 296.0
Emera Maine [Member] | Unsecured senior fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2017
Emera Maine [Member] | Unsecured senior fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2044
Emera Brunswick Pipeline Company Limited [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.08%		3.08%
Long-term Debt, Gross	CAD 248,000,000	CAD 249,000,000
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Brunswick Pipeline Company Limited [Member] | Secured senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.08%	3.08%	3.08%			3.08%
Long-term Debt, Gross	CAD 248,000,000	CAD 249,000,000
Emera Brunswick Pipeline Company Limited [Member] | Senior secured credit facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross | $			$ 130.0			$ 145.0
Grand Bahama Power Company Limited [Member] | Unsecured Debt [Member] | Unsecured Notes I [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.62%		3.62%
Long-term Debt, Gross	CAD 63,000,000	77,000,000
Grand Bahama Power Company Limited [Member] | Unsecured Debt [Member] | Unsecured Notes II [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.07%		7.07%
Long-term Debt, Gross	CAD 67,000,000	CAD 68,000,000
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.62%	3.62%	3.62%			3.62%
Long-term Debt, Gross | $			$ 63.0			$ 77.0
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
Grand Bahama Power Company Limited [Member] | Unsecured senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.07%	7.07%	7.07%			7.07%
Long-term Debt, Gross | $			$ 67.0			$ 68.0
Grand Bahama Power Company Limited [Member] | Unsecured senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Grand Bahama Power Company Limited [Member] | Unsecured senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2023
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross | $			282.0			89.0
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Senior Notes [Member] | Senior Secured Notes I [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	CAD 201,000,000	CAD 0
Debt Instrument, Maturity Date	Dec. 31, 2021
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured senior notes [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross | $			$ 201.0			$ 0.0
Debt Instrument, Maturity Date	Dec. 31, 2021
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.65%	5.64%	5.65%			5.64%
Long-term Debt, Gross | $			$ 81.0			$ 89.0
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2028